SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFIT) (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current income tax provision	$ 635,046	$ 544,419
Deferred income tax benefit	180,347	(13,740)
Total income tax expense	$ 815,393	$ 530,679